EMPLOYEE BENEFITS - Defined benefit pension plan - Current expenses (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current expenses of the defined benefit pension plans
Cost of current service	R$ 60,803	R$ 60,595	R$ 57,619
Interest expense	82,513	90,381	199,389
Return on plan assets	(59,692)	(64,128)	(186,856)
Past service cost	7,065	1,082	2,788
Settlement	3,220	(566)	609
Interest cost on unrecoverable surplus	20,023	21,211	22,916
Net pension cost (benefit)	R$ 113,932	R$ 108,575	R$ 96,465